SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of year	$ 1,418	$ 1,248	$ 705
Cost incurred	(2,304)	(2,099)	(1,453)
Expense recognized	2,362	2,269	1,996
Balance at end of year	$ 1,476	$ 1,418	$ 1,248